`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     December 31, 2008

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	159,213

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp New                  COM              00206R102      474    16649 SH       Sole                                      16649
Abbott Laboratories            COM              002824100      797    14940 SH       Sole                                      14940
Advantage Energy Incom Tr Unit COM              00762L101       63    14990 SH       Sole                                      14990
Amgen Inc                      COM              031162100     1856    32140 SH       Sole                                      32140
Berkshire Hathaway Inc Del Cl  COM              084670108     2415       25 SH       Sole                                         25
Berkshire Hathaway Inc Del Cl  COM              084670207    14068     4377 SH       Sole                                       4377
Brown Foreman                  COM              115637209     3366    65367 SH       Sole                                      65367
ChevronTexaco Corp Com         COM              166764100    10243   138474 SH       Sole                                     138474
Coca-Cola                      COM              191216100     3501    77341 SH       Sole                                      77341
Colgate Palmolive              COM              194162103     3028    44175 SH       Sole                                      44175
ConocoPhillips Com             COM              20825C104     5375   103759 SH       Sole                                     103759
Constellation Energy Group     COM              210371100     2338    93165 SH       Sole                                      93165
Csx Corp Com                   COM              126408103      249     7680 SH       Sole                                       7680
Dell Computer                  COM              24702R101      991    96802 SH       Sole                                      96802
Diageo P L C Spnsrd Adr New    COM              25243Q205     3941    69465 SH       Sole                                      69465
Duke Energy Corp               COM              26441c105      170    11320 SH       Sole                                      11320
Exxon Mobil Corp Com           COM              30231G102    20363   255083 SH       Sole                                     255083
General Electric Co            COM              369604103     3752   231629 SH       Sole                                     231629
Hershey Foods Corp Com         COM              427866108     1631    46960 SH       Sole                                      46960
Home Depot                     COM              437076102     2719   118094 SH       Sole                                     118094
International Pwr Grou Com     COM              46018A100        0    11525 SH       Sole                                      11525
Johnson & Johnson              COM              478160104    10391   173676 SH       Sole                                     173676
Kinder Morgan Mgmt Llc Shs     COM              49455U100     2576    64430 SH       Sole                                      64430
Lowes Cos Inc Com              COM              548661107     1118    51930 SH       Sole                                      51930
Mcdonalds                      COM              580135101     3819    61402 SH       Sole                                      61402
Mcgraw Hill Inc Com            COM              580645109     2714   117047 SH       Sole                                     117047
Microsoft                      COM              594918104     3008   154721 SH       Sole                                     154721
Nasdaq 100 Tr Unit Ser 1       COM              73935A104      228     7655 SH       Sole                                       7655
Nokia Corp Sponsored Adr       COM              654902204     2052   131526 SH       Sole                                     131526
Oracle Corp Com                COM              68389X105     4026   227099 SH       Sole                                     227099
Pepsico                        COM              713448108     3574    65260 SH       Sole                                      65260
Pfizer                         COM              717081103     6356   358907 SH       Sole                                     358907
Proctor & Gamble               COM              742718109     6157    99601 SH       Sole                                      99601
Provident Energy Tr Unit       COM              74386K104      645   147895 SH       Sole                                     147895
SLM Corp                       COM              78442P106     1601   179930 SH       Sole                                     179930
Sanofi-Aventis Sponsored ADR   COM              80105N105     4743   147492 SH       Sole                                     147492
Southern Co Com                COM              842587107      224     6055 SH       Sole                                       6055
Spdr Gold Tr Gold Shs          COM              78463V107      218     2515 SH       Sole                                       2515
Union Pac Corp Com             COM              907818108      303     6345 SH       Sole                                       6345
United Healthcare Corp Com     COM              91324P102     3511   132000 SH       Sole                                     132000
Vanguard Sector Index Fds Vang COM              92204A207     2096    36230 SH       Sole                                      36230
Vanguard Whitehall Fds High Di COM              921946406      454    13512 SH       Sole                                      13512
Wal-Mart Stores Inc            COM              931142103      270     4822 SH       Sole                                       4822
Walgreens, Inc.                COM              931422109     1091    44210 SH       Sole                                      44210
iShares Tr Msci Emerg Mkt      COM              464287234      214     8565 SH       Sole                                       8565
iShares Tr S&P 100 Idx Fd      COM              464287101     4554   105407 SH       Sole                                     105407
iShares Tr S&P Gbl Energy      COM              464287341    11930   407738 SH       Sole                                     407738